Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Advantage Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 11, 2019

to the Summary Prospectuses and the Prospectuses dated March 1, 2019, as supplemented

Effective immediately, the sixth and seventh paragraphs of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectuses and Prospectuses and the sixth and seventh paragraphs of the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — International Advantage Fund” section of the Prospectuses are deleted in their entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser adheres to a disciplined process for security selection and portfolio construction. Proprietary multifactor screens are used to rank securities in the Fund’s investment universe on the basis of value, quality and momentum characteristics. Whenever it is determined that the rankings do not accurately reflect the value, quality and momentum characteristics of the company in question, fundamental adjustments are made to the individual securities by the investment team. When identifying stocks exhibiting value, the adviser assesses how attractively valued the stock is relative to the market and its peers. The quality of a company is assessed by focusing on three aspects: operational quality, management quality and earnings quality. Momentum encompasses both the persistent trending of stock prices and sell side analyst earnings estimates. Assessment of a company’s price and earnings momentum is designed to enable the adviser to identify unanticipated momentum of market value and profits. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund. Securities held in the Fund may be sold where the value, quality and/or momentum characteristics have deteriorated materially.

The portfolio construction process controls for sector and industry weights, number of securities held, and position size. Intended and incidental risks are actively managed through portfolio construction.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan International Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Advantage Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 11, 2019

to the Summary Prospectuses and the Prospectuses dated March 1, 2019, as supplemented

Effective immediately, the sixth and seventh paragraphs of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectuses and Prospectuses and the sixth and seventh paragraphs of the “More About the Funds — ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES — International Advantage Fund” section of the Prospectuses are deleted in their entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser adheres to a disciplined process for security selection and portfolio construction. Proprietary multifactor screens are used to rank securities in the Fund’s investment universe on the basis of value, quality and momentum characteristics. Whenever it is determined that the rankings do not accurately reflect the value, quality and momentum characteristics of the company in question, fundamental adjustments are made to the individual securities by the investment team. When identifying stocks exhibiting value, the adviser assesses how attractively valued the stock is relative to the market and its peers. The quality of a company is assessed by focusing on three aspects: operational quality, management quality and earnings quality. Momentum encompasses both the persistent trending of stock prices and sell side analyst earnings estimates. Assessment of a company’s price and earnings momentum is designed to enable the adviser to identify unanticipated momentum of market value and profits. As a part of this analysis, the adviser seeks to assess the risks presented by certain environmental, social and governance factors. While these particular risks are considered, securities of issuers presenting such risks may be purchased and retained by the Fund. Securities held in the Fund may be sold where the value, quality and/or momentum characteristics have deteriorated materially.

The portfolio construction process controls for sector and industry weights, number of securities held, and position size. Intended and incidental risks are actively managed through portfolio construction.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUSES FOR FUTURE REFERENCE